Document and Entity Information	May 31, 2019
Prospectus:
Document Type	497
Document Period End Date	May 31, 2019
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	May 31, 2019
Prospectus Date	Nov. 16, 2018